Parent Entity Financial Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Parent Entity Financial Information [Line Items]
Debts
Contingent liabilities
Acquisition of property, plant or equipment